Label	Element	Value
MANTEIO MANAGED FUTURES STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Manteio Managed Futures Strategy Fund

Class A Shares (CSAAX)

Class C Shares (CSACX)

Class I Shares (CSAIX)

Each a series (together, the “Funds”) of Investment Managers Series Trust III

Supplement dated May 23, 2025, to each currently effective

Prospectus, Statement of Additional Information (“SAI”),

and Summary Prospectus.

Effective immediately, the Funds’ new website is https://www.mast-funds.com/. Certain Fund specific information can be accessed at the Funds’ new website.

Please retain this Supplement with your records.

Risk/Return [Heading]	rr_RiskReturnHeading	Manteio Managed Futures Strategy Fund